UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of ag ent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock INVESTMENTS

John Hancock Bond Fund

Semiannual Report

11.30.13

A look at performance

Total returns for the period ended November 30, 2013

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13

Class A	–3.35	10.60	5.45	–5.17	–3.35	65.52	70.03	3.47	3.42

Class B	–4.36	10.58	5.35	–5.92	–4.36	65.37	68.36	2.94	2.88

Class C	–0.49	10.85	5.20	–2.03	–0.49	67.39	66.05	2.94	2.88

Class I2,3	1.61	12.10	6.39	–0.49	1.61	77.00	85.81	3.94	3.89

Class R2[2,3]	1.31	11.68	5.94	–0.69	1.31	73.72	78.13	3.31	3.25

Class R6[2,3]	1.70	12.19	6.45	–0.43	1.70	77.71	86.82	4.04	3.99

Index†	–2.02	5.45	4.69	–0.87	–2.02	30.41	58.07	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-14 for Class A, Class B, Class C, Class I, Class R2, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6
Net (%)	0.98	1.68	1.68	0.60	1.03	0.52
Gross (%)	1.03	1.73	1.73	0.65	1.08	0.57

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays Government/Credit Bond Index.

See the following page for footnotes.

6	Bond Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	11-30-03	$16,836	$16,836	$15,807

Class C4	11-30-03	16,605	16,605	15,807

Class I2	11-30-03	18,581	18,581	15,807

Class R2[2]	11-30-03	17,813	17,813	15,807

Class R6[2]	11-30-03	18,682	18,682	15,807

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors, as described in the fund’s prospectuses.

3 Class R6 and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

4 The contingent deferred sales charge is not applicable.

Semiannual report | Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period on 11-30-13[1]

Class A	$1,000.00	$992.90	$4.65

Class B	1,000.00	989.40	8.13

Class C	1,000.00	989.40	8.13

Class I	1,000.00	995.10	3.00

Class R2	1,000.00	993.10	4.90

Class R6	1,000.00	995.70	2.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period on 11-30-13[1]

Class A	$1,000.00	$1,020.40	$4.71

Class B	1,000.00	1,016.90	8.24

Class C	1,000.00	1,016.90	8.24

Class I	1,000.00	1,022.10	3.04

Class R2	1,000.00	1,020.20	4.96

Class R6	1,000.00	1,022.50	2.59

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.93%, 1.63%, 1.63%, 0.60%, 0.98%, and 0.51% for Class A, Class B, Class C, Class I, Class R2, and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Bond Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	49.0%	Capital Preferred Securities	1.4%

U.S. Government Agency	14.4%	Preferred Securities	1.2%

Collateralized Mortgage Obligations	13.1%	Term Loans	1.0%

U.S. Government	7.3%	Foreign Government Obligations	0.2%

Asset Backed Securities	5.9%	Convertible Bonds	0.1%

U.S. Government Agency Collateralized		Short-Term Investments & Other	2.5%

Mortgage Obligations	3.9%

Quality Composition[1,2]

U.S. Government Agency	14.4%	BBB	30.9%

U.S. Government	7.3%	BB	12.2%

U.S. Government Agency Collateralized		B	10.8%

Mortgage Obligations	3.9%	CCC & Below	5.9%

AAA	1.2%	Not Rated	0.5%

AA	3.5%	Equity	1.2%

A	5.7%	Short-Term Investments & Other	2.5%

1 As a percentage of net assets on 11-30-13.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing, has additional risks, such as currency and market volatility and political and social instability. Mortgage and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market’s perception of issuer creditworthiness. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Bond Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 49.0%			$881,593,307

(Cost $859,752,755)

Consumer Discretionary 5.0%				89,424,691

Auto Components 0.4%

Allison Transmission, Inc. (S)	7.125	05-15-19	2,050,000	2,208,854

Dana Holding Corp.	6.000	09-15-23	2,955,000	2,991,938

Stackpole International Intermediate
Company SA (S)	7.750	10-15-21	1,695,000	1,767,038

Automobiles 1.3%

Ford Motor Credit Company LLC	5.000	05-15-18	2,890,000	3,219,032

Ford Motor Credit Company LLC	5.875	08-02-21	12,220,000	13,868,197

Ford Motor Credit Company LLC	8.000	12-15-16	2,885,000	3,429,296

General Motors Company (S)	4.875	10-02-23	3,025,000	3,043,906

General Motors Financial Company, Inc. (S)	3.250	05-15-18	630,000	631,575

Hotels, Restaurants & Leisure 0.9%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 3,275,000	1,339,884

CCM Merger, Inc. (S)	9.125	05-01-19	2,495,000	2,619,750

GLP Capital LP (S)	4.375	11-01-18	600,000	612,000

Greektown Superholdings, Inc.	13.000	07-01-15	2,440,000	2,507,100

Landry’s, Inc. (S)	9.375	05-01-20	2,610,000	2,844,900

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,195,000	1,171,100

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,594,000	2,827,460

Waterford Gaming LLC (S)	8.625	09-15-14	556,852	158,212

Wok Acquisition Corp. (S)	10.250	06-30-20	1,590,000	1,717,200

Household Durables 0.1%

Arcelik AS (S)	5.000	04-03-23	1,650,000	1,460,250

Internet & Catalog Retail 0.2%

QVC, Inc.	4.375	03-15-23	2,170,000	2,062,958

QVC, Inc.	5.125	07-02-22	1,420,000	1,413,002

Media 0.8%

CBS Corp.	7.875	07-30-30	3,230,000	3,972,561

Cinemark USA, Inc.	4.875	06-01-23	1,780,000	1,668,750

Cinemark USA, Inc.	7.375	06-15-21	925,000	1,010,563

Gibson Brands, Inc. (S)	8.875	08-01-18	800,000	818,000

Myriad International Holdings BV (S)	6.000	07-18-20	1,770,000	1,867,350

News America, Inc.	6.150	03-01-37	975,000	1,067,556

News America, Inc.	6.400	12-15-35	705,000	790,707

Time Warner Cable, Inc.	8.250	04-01-19	2,360,000	2,769,533

See notes to financial statements	Semiannual report | Bond Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	2,885,000	$3,261,455

Specialty Retail 0.8%

AutoNation, Inc.	5.500	02-01-20	2,185,000	2,359,800

Hillman Group, Inc.	10.875	06-01-18	2,205,000	2,386,913

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	2,915,000	3,046,175

L Brands, Inc.	6.625	04-01-21	3,585,000	3,947,981

New Look Bondco I PLC (S)	8.375	05-14-18	855,000	882,788

Toys R Us Property Company II LLC	8.500	12-01-17	655,000	678,744

Toys R Us, Inc.	10.375	08-15-17	1,235,000	1,167,075

Textiles, Apparel & Luxury Goods 0.3%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	3,410,000	3,823,463

Hot Topic, Inc. (S)	9.250	06-15-21	1,925,000	2,011,625

Consumer Staples 2.3%				40,892,607

Beverages 0.2%

Ajecorp BV (S)	6.500	05-14-22	2,145,000	2,134,275

Crestview DS Merger Sub II, Inc. (S)	10.000	09-01-21	2,175,000	2,305,500

Food & Staples Retailing 0.7%

Safeway, Inc.	4.750	12-01-21	925,000	939,984

Safeway, Inc.	5.000	08-15-19	5,820,000	6,232,219

Safeway, Inc.	7.250	02-01-31	1,315,000	1,359,940

Sun Merger Sub, Inc. (S)	5.875	08-01-21	600,000	621,000

Tops Holding Corp. (S)	8.875	12-15-17	960,000	1,053,600

Tops Holding II Corp., PIK (S)	8.750	06-15-18	1,580,000	1,639,250

Food Products 0.6%

B&G Foods, Inc.	4.625	06-01-21	1,390,000	1,327,450

Bunge, Ltd. Finance Corp.	8.500	06-15-19	2,236,000	2,785,763

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	2,205,000	2,177,438

KazAgro National Management Holding JSC (S)	4.625	05-24-23	1,385,000	1,255,087

Simmons Foods, Inc. (S)	10.500	11-01-17	3,495,000	3,669,750

Household Products 0.3%

Harbinger Group, Inc. (S)	7.875	07-15-19	2,555,000	2,740,238

The Sun Products Corp. (S)	7.750	03-15-21	2,550,000	2,193,000

Personal Products 0.1%

Revlon Consumer Products Corp. (S)	5.750	02-15-21	2,000,000	1,982,500

Tobacco 0.4%

Alliance One International, Inc. (S)	9.875	07-15-21	5,500,000	5,060,000

Vector Group, Ltd.	7.750	02-15-21	1,345,000	1,415,613

Energy 5.9%				106,419,920

Energy Equipment & Services 0.8%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,790,000	3,676,300

Exterran Partners LP (S)	6.000	04-01-21	670,000	666,650

Key Energy Services, Inc.	6.750	03-01-21	1,890,000	1,932,525

Offshore Group Investment, Ltd.	7.125	04-01-23	1,530,000	1,575,900

Precision Drilling Corp.	6.625	11-15-20	1,405,000	1,499,838

RKI Exploration & Production LLC (S)	8.500	08-01-21	1,775,000	1,854,875

Rowan Companies, Inc.	4.875	06-01-22	1,990,000	2,037,380

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,180,000	1,253,750

12	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Gas Utilities 0.1%

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	2,710,000	$2,516,913

Oil, Gas & Consumable Fuels 5.0%

Afren PLC (S)	6.625	12-09-20	2,600,000	2,592,233

Afren PLC (S)	10.250	04-08-19	1,260,000	1,464,750

Afren PLC (S)	11.500	02-01-16	1,200,000	1,392,000

BreitBurn Energy Partners LP	7.875	04-15-22	2,180,000	2,229,050

CNOOC Finance 2013, Ltd.	3.000	05-09-23	1,625,000	1,480,794

Continental Resources, Inc.	5.000	09-15-22	2,130,000	2,193,900

DCP Midstream LLC (S)	9.750	03-15-19	2,675,000	3,394,182

DCP Midstream Operating LP	3.875	03-15-23	1,500,000	1,397,376

Ecopetrol SA	5.875	09-18-23	1,300,000	1,374,750

Energy Transfer Partners LP	5.200	02-01-22	915,000	973,092

Energy Transfer Partners LP	9.700	03-15-19	2,140,000	2,781,362

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	4,085,000	4,187,125

Enterprise Products Operating LLC (8.375% to
8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	1,570,000	1,730,925

EP Energy LLC	7.750	09-01-22	1,145,000	1,288,125

EV Energy Partners LP	8.000	04-15-19	2,370,000	2,399,625

Halcon Resources Corp.	8.875	05-15-21	1,385,000	1,405,775

Hess Corp.	8.125	02-15-19	3,911,000	4,913,213

Kerr-McGee Corp.	6.950	07-01-24	3,665,000	4,377,527

Kinder Morgan Energy Partners LP	7.750	03-15-32	1,090,000	1,335,094

Lukoil International Finance BV (S)	3.416	04-24-18	4,655,000	4,690,844

MarkWest Energy Partners LP	6.500	08-15-21	1,414,000	1,527,120

Midstates Petroleum Company, Inc.	9.250	06-01-21	3,010,000	3,141,688

Newfield Exploration Company	5.750	01-30-22	1,890,000	1,970,325

NuStar Logistics LP	8.150	04-15-18	1,446,000	1,639,403

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	1,920,000	1,742,400

Pacific Rubiales Energy Corp. (S)	5.375	01-26-19	2,275,000	2,275,000

Petrobras Global Finance BV	4.375	05-20-23	2,590,000	2,352,909

Petroleos de Venezuela SA	5.375	04-12-27	3,755,000	2,027,700

Petroleos Mexicanos	4.875	01-24-22	1,475,000	1,511,875

Plains Exploration & Production Company	6.750	02-01-22	4,780,000	5,221,792

Plains Exploration & Production Company	6.875	02-15-23	745,000	825,088

Regency Energy Partners LP	5.500	04-15-23	3,300,000	3,242,250

Rex Energy Corp.	8.875	12-01-20	1,190,000	1,300,075

Summit Midstream Holdings LLC (S)	7.500	07-01-21	1,115,000	1,165,175

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	3,910,000	4,060,461

Tullow Oil PLC (S)	6.000	11-01-20	1,550,000	1,559,688

Williams Partners LP	5.250	03-15-20	4,060,000	4,427,073

WPX Energy, Inc.	6.000	01-15-22	1,805,000	1,814,025

Financials 17.1%				307,426,290

Capital Markets 2.2%

Jefferies Group, Inc.	6.875	04-15-21	3,720,000	4,203,600

Jefferies Group, Inc.	8.500	07-15-19	1,965,000	2,397,300

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,255,000	1,389,722

See notes to financial statements	Semiannual report | Bond Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Capital Markets (continued)

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,495,000	$1,655,893

Morgan Stanley	4.100	05-22-23	4,060,000	3,912,715

Morgan Stanley	5.500	01-26-20	3,210,000	3,627,085

Morgan Stanley	5.550	04-27-17	1,620,000	1,821,447

Morgan Stanley	5.750	01-25-21	3,130,000	3,565,890

Morgan Stanley	7.300	05-13-19	6,640,000	8,141,198

The Goldman Sachs Group, Inc.	5.250	07-27-21	7,400,000	8,138,764

The Goldman Sachs Group, Inc.	5.750	01-24-22	680,000	767,159

Commercial Banks 2.7%

Banco do Brasil SA/Cayman Island (6.250%
to 4-15-24, then 10 Year U.S. Treasury +
4.398%) (Q)(S)	6.250	04-15-24	3,300,000	2,595,450

Barclays Bank PLC (Q)(S)	5.926	12-15-16	2,065,000	2,183,738

Barclays Bank PLC (S)	10.179	06-12-21	3,950,000	5,231,933

BPCE SA (S)	5.700	10-22-23	4,240,000	4,373,475

Commerzbank AG (S)	8.125	09-19-23	2,350,000	2,579,125

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	2,940,000	2,601,900

HBOS PLC (S)	6.000	11-01-33	3,110,000	3,038,999

ICICI Bank, Ltd. (S)	4.700	02-21-18	2,325,000	2,370,026

ICICI Bank, Ltd. (S)	5.750	11-16-20	2,410,000	2,454,587

Nordea Bank AB (S)	3.125	03-20-17	2,945,000	3,099,683

PNC Financial Services Group, Inc. (Q)	4.459	01-09-14	1,695,000	1,695,000

PNC Financial Services Group, Inc. (4.850% to
6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	2,150,000	1,924,250

Royal Bank of Scotland Group PLC	6.125	12-15-22	2,420,000	2,465,043

Sberbank of Russia (S)	6.125	02-07-22	1,700,000	1,797,750

Synovus Financial Corp.	7.875	02-15-19	1,075,000	1,222,813

VTB Bank OJSC (9.500% to 12-6-22, then 10
Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	2,065,000	2,258,594

Wachovia Bank NA	5.850	02-01-37	1,915,000	2,175,013

Wells Fargo & Company, Series K (7.980% to
3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	4,382,000	4,918,795

Consumer Finance 0.8%

Capital One Financial Corp.	4.750	07-15-21	3,995,000	4,271,993

Discover Bank	7.000	04-15-20	1,340,000	1,578,115

Discover Financial Services	5.200	04-27-22	2,795,000	2,941,159

DTEK Finance PLC (S)	7.875	04-04-18	2,860,000	2,491,632

Springleaf Finance Corp. (S)	6.000	06-01-20	2,285,000	2,250,725

Diversified Financial Services 5.1%

Alfa Bank OJSC (S)	7.750	04-28-21	695,000	742,781

Banco Santander Brasil SA (S)	8.000	03-18-16	BRL 6,000,000	2,396,916

Bank of America Corp.	3.300	01-11-23	1,645,000	1,555,856

Bank of America Corp.	5.000	05-13-21	4,705,000	5,148,827

Bank of America Corp.	5.700	01-24-22	2,765,000	3,142,884

Bank of America NA	5.300	03-15-17	895,000	997,593

Bank of Ceylon (S)	6.875	05-03-17	1,425,000	1,428,563

Citigroup, Inc.	3.875	10-25-23	1,235,000	1,212,913

Citigroup, Inc.	5.500	09-13-25	2,760,000	2,920,226

14	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

Citigroup, Inc.	6.125	08-25-36	2,120,000	$2,232,197

Doric Nimrod Air Alpha 2013-1 Pass Through
Trust (S)	5.250	05-30-23	1,700,000	1,717,000

Doric Nimrod Air Alpha 2013-1 Pass Through
Trust (S)	6.125	11-30-19	1,400,000	1,449,000

Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through (S)	5.125	11-30-22	1,599,968	1,623,967

General Electric Capital Corp. (P)	0.721	08-15-36	2,745,000	2,309,893

General Electric Capital Corp.	4.375	09-16-20	1,610,000	1,756,639

General Electric Capital Corp.	5.300	02-11-21	880,000	978,864

General Electric Capital Corp.	5.550	05-04-20	4,270,000	4,948,038

General Electric Capital Corp.	5.875	01-14-38	665,000	752,458

General Electric Capital Corp. (6.375% to
11-15-17, then 3 month LIBOR + 2.289%)	6.375	11-15-67	1,170,000	1,269,450

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	3,750,000	4,171,875

ING Bank NV (S)	5.800	09-25-23	1,560,000	1,625,434

ING US, Inc.	5.500	07-15-22	1,475,000	1,612,737

ING US, Inc. (5.650% to 5-15-23, then
3 month LIBOR + 3.580%)	5.650	05-15-53	1,760,000	1,715,472

Intercorp Retail Trust (S)	8.875	11-14-18	750,000	787,500

iPayment, Inc.	10.250	05-15-18	1,350,000	1,066,500

JPMorgan Chase & Company	4.625	05-10-21	5,965,000	6,422,474

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	2,615,000	2,353,500

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	2,840,000	3,138,200

Leucadia National Corp.	5.500	10-18-23	4,420,000	4,454,419

Merrill Lynch & Company, Inc.	6.875	04-25-18	4,365,000	5,210,164

Rabobank Nederland NV	3.875	02-08-22	6,085,000	6,139,473

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	3,579,000	4,733,228

SPL Logistics Escrow LLC (S)	8.875	08-01-20	1,216,000	1,292,000

The Bear Stearns Companies LLC	7.250	02-01-18	2,100,000	2,536,586

UBS AG	7.625	08-17-22	2,555,000	2,921,213

USB Realty Corp. (P)(Q)(S)	1.391	01-15-17	2,900,000	2,541,125

Insurance 3.0%

Aflac, Inc.	8.500	05-15-19	2,105,000	2,731,671

American International Group, Inc.	4.125	02-15-24	1,985,000	2,004,552

American International Group, Inc.	8.250	08-15-18	1,365,000	1,727,904

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	1,720,000	2,064,860

AXA SA	8.600	12-15-30	1,695,000	2,080,840

CNA Financial Corp.	7.250	11-15-23	3,415,000	4,147,142

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	4,320,000	4,190,400

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	4,540,000	4,832,499

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	3,235,000	3,461,450

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	2,275,000	2,263,625

See notes to financial statements	Semiannual report | Bond Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Insurance (continued)

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	915,000	$937,875

MetLife, Inc.	6.400	12-15-36	1,940,000	1,988,500

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	1,795,000	1,830,900

Onex USI Acquisition Corp. (S)	7.750	01-15-21	2,265,000	2,315,963

Pacific LifeCorp. (S)	6.000	02-10-20	1,190,000	1,336,729

Prudential Financial, Inc. (P)	5.200	03-15-44	760,000	727,700

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,555,000	2,580,550

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	3,225,000	3,981,640

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	2,225,000	2,417,463

The Hanover Insurance Group, Inc.	6.375	06-15-21	735,000	812,491

Unum Group	7.125	09-30-16	1,785,000	2,040,169

White Mountains Re Group, Ltd. (7.506% to
6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	2,375,000	2,432,819

WR Berkley Corp.	5.375	09-15-20	1,705,000	1,864,484

Real Estate Investment Trusts 2.7%

Corrections Corp. of America	4.625	05-01-23	2,140,000	2,016,950

DDR Corp.	7.500	04-01-17	5,155,000	6,054,764

DDR Corp.	7.875	09-01-20	715,000	886,968

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	3,120,000	3,450,552

Health Care REIT, Inc.	4.950	01-15-21	1,095,000	1,169,549

Health Care REIT, Inc.	6.125	04-15-20	4,995,000	5,686,198

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,120,000	2,388,371

Highwoods Realty LP	5.850	03-15-17	4,325,000	4,808,431

Host Hotels & Resorts LP	5.250	03-15-22	2,420,000	2,533,457

MPT Operating Partnership LP	6.375	02-15-22	1,685,000	1,735,550

MPT Operating Partnership LP	6.875	05-01-21	1,175,000	1,260,188

ProLogis International Funding II (S)	4.875	02-15-20	1,055,000	1,057,064

ProLogis LP	3.350	02-01-21	2,100,000	2,059,840

Realty Income Corp.	4.650	08-01-23	1,165,000	1,190,248

Ventas Realty LP	4.000	04-30-19	1,985,000	2,104,285

Ventas Realty LP	4.750	06-01-21	4,815,000	5,103,563

WEA Finance LLC (S)	6.750	09-02-19	1,520,000	1,827,317

Weyerhaeuser Company	7.375	03-15-32	3,410,000	4,183,333

Real Estate Management & Development 0.2%

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	1,270,000	1,098,550

NANA Development Corp. (S)	9.500	03-15-19	1,685,000	1,727,125

Thrifts & Mortgage Finance 0.4%

Nationstar Mortgage LLC	7.875	10-01-20	2,050,000	2,126,875

Nationstar Mortgage LLC	9.625	05-01-19	1,755,000	1,974,375

Nationstar Mortgage LLC	10.875	04-01-15	2,690,000	2,763,975

16	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Health Care 1.2%				$21,247,252

Health Care Equipment & Supplies 0.1%

Alere, Inc.	7.250	07-01-18	2,005,000	2,195,475

Health Care Providers & Services 0.6%

HCA, Inc.	7.500	02-15-22	1,855,000	2,063,688

LifePoint Hospitals, Inc. (S)	5.500	12-01-21	550,000	552,750

Medco Health Solutions, Inc.	7.125	03-15-18	1,820,000	2,187,296

National Mentor Holdings, Inc. (S)	12.500	02-15-18	3,385,000	3,621,950

Tenet Healthcare Corp. (S)	6.000	10-01-20	730,000	762,850

WellCare Health Plans, Inc.	5.750	11-15-20	1,330,000	1,366,575

Pharmaceuticals 0.5%

Endo Health Solutions, Inc.	7.250	01-15-22	2,295,000	2,484,338

Mylan, Inc. (S)	7.875	07-15-20	3,685,000	4,186,330

Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	1,660,000	1,826,000

Industrials 6.6%				119,559,382

Aerospace & Defense 0.9%

Embraer Overseas, Ltd. (S)	5.696	09-16-23	1,548,000	1,548,000

Huntington Ingalls Industries, Inc.	7.125	03-15-21	2,090,000	2,278,100

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	2,800,000	3,031,000

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	4,770,000	4,209,525

Textron, Inc.	5.600	12-01-17	2,195,000	2,433,265

Textron, Inc.	7.250	10-01-19	1,440,000	1,697,943

Airlines 2.3%

America West Airlines 2000-1 Pass
Through Trust	8.057	07-02-20	593,567	641,053

American Airlines 2011-1 Class B Pass Through
Trust (S)	7.000	01-31-18	5,230,703	5,505,315

American Airlines 2013-2 Class A Pass Through
Trust (S)	4.950	01-15-23	2,550,000	2,671,125

American Airlines 2013-2 Class B Pass Through
Trust (S)	5.600	07-15-20	1,230,000	1,234,613

British Airways PLC (S)	4.625	06-20-24	4,245,000	4,329,900

British Airways PLC (S)	5.625	06-20-20	1,135,000	1,174,725

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	1,930,768	2,068,238

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	509,738	540,322

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	953,928	1,035,012

Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	04-02-18	303,256	320,693

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	2,278,908	2,489,707

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	727,057	774,316

Continental Airlines 2012-1 Class B Pass
Through Trust	6.250	04-11-20	1,257,854	1,314,457

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	3,389,704	3,804,942

See notes to financial statements	Semiannual report | Bond Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Airlines (continued)

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	4,504,059	$5,067,066

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	784,880	873,179

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,437,816	1,560,030

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	1,684,941	1,870,621

UAL 2009-1 Pass Through Trust	10.400	11-01-16	420,915	475,634

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,413,286	1,607,613

US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	1,555,610	1,683,948

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	946,058	1,019,377

Building Products 0.5%

Masco Corp.	7.125	03-15-20	1,680,000	1,906,800

Owens Corning	4.200	12-15-22	2,710,000	2,625,470

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	2,145,000	2,386,313

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,590,000	2,868,425

Commercial Services & Supplies 0.6%

Ahern Rentals, Inc. (S)	9.500	06-15-18	1,380,000	1,483,500

Casella Waste Systems, Inc.	7.750	02-15-19	2,385,000	2,408,850

Iron Mountain, Inc.	5.750	08-15-24	2,330,000	2,178,550

Iron Mountain, Inc.	6.000	08-15-23	3,080,000	3,141,600

Safway Group Holding LLC (S)	7.000	05-15-18	1,225,000	1,283,188

Construction & Engineering 0.4%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	3,025,000	3,009,875

Empresas ICA SAB de CV (S)	8.375	07-24-17	1,675,000	1,641,500

Tutor Perini Corp.	7.625	11-01-18	2,945,000	3,158,513

Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	1,460,000	1,540,300

Industrial Conglomerates 0.5%

KOC Holding AS (S)	3.500	04-24-20	2,385,000	2,095,819

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	2,725,000	2,530,844

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	970,000	940,900

Odebrecht Finance, Ltd. (S)	8.250	04-25-18	BRL 2,850,000	1,019,492

Tenedora Nemak SA de CV (S)	5.500	02-28-23	1,980,000	1,915,650

Marine 0.3%

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	1,835,000	1,857,938

Navios South American Logistics, Inc.	9.250	04-15-19	3,910,000	4,222,800

Road & Rail 0.3%

Penske Truck Leasing Company LP (S)	3.750	05-11-17	2,515,000	2,654,223

The Kenan Advantage Group, Inc. (S)	8.375	12-15-18	2,335,000	2,451,750

Trading Companies & Distributors 0.7%

Air Lease Corp.	3.375	01-15-19	2,965,000	2,972,294

Air Lease Corp.	4.500	01-15-16	535,000	565,094

Air Lease Corp.	4.750	03-01-20	1,480,000	1,539,200

Air Lease Corp.	5.625	04-01-17	1,200,000	1,317,000

Aircastle, Ltd.	6.250	12-01-19	1,360,000	1,468,800

18	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Trading Companies & Distributors (continued)

Aircastle, Ltd.	7.625	04-15-20	885,000	$1,000,050

Glencore Funding LLC (S)	4.125	05-30-23	2,625,000	2,455,706

International Lease Finance Corp. (S)	7.125	09-01-18	1,435,000	1,659,219

Information Technology 0.6%				11,088,401

Internet Software & Services 0.2%

Ancestry.com, Inc.	11.000	12-15-20	1,980,000	2,301,750

Ancestry.com, Inc., PIK (S)	9.625	10-15-18	920,000	947,600

Healthcare Technology Intermediate, Inc., PIK (S)	7.375	09-01-18	1,275,000	1,310,063

IT Services 0.2%

Brightstar Corp. (S)	9.500	12-01-16	2,975,000	3,287,375

Software 0.2%

Aspect Software, Inc.	10.625	05-15-17	2,265,000	2,315,963

Blackboard, Inc. (S)	7.750	11-15-19	935,000	925,650

Materials 4.4%				79,157,042

Chemicals 1.2%

Braskem Finance, Ltd. (S)	7.000	05-07-20	3,250,000	3,477,500

CF Industries, Inc.	7.125	05-01-20	3,500,000	4,130,879

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,920,000	2,131,945

LyondellBasell Industries NV	5.000	04-15-19	6,670,000	7,486,935

Methanex Corp.	5.250	03-01-22	2,320,000	2,487,021

Nufarm Australia, Ltd. (S)	6.375	10-15-19	1,005,000	1,040,175

Rain CII Carbon LLC (S)	8.250	01-15-21	1,225,000	1,255,625

Construction Materials 0.4%

American Gilsonite Company (S)	11.500	09-01-17	2,785,000	2,757,150

Cemex SAB de CV (S)	6.500	12-10-19	2,350,000	2,379,375

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	2,220,000	2,131,200

Severstal Columbus LLC	10.250	02-15-18	490,000	519,400

Containers & Packaging 0.7%

ARD Finance SA, PIK (S)	11.125	06-01-18	2,210,517	2,365,253

Consolidated Container Company LLC (S)	10.125	07-15-20	2,011,000	2,156,798

Pretium Packaging LLC	11.500	04-01-16	780,000	832,650

Rock-Tenn Company	4.000	03-01-23	3,130,000	3,038,770

Tekni-Plex, Inc. (S)	9.750	06-01-19	1,470,000	1,675,800

Wise Metals Group LLC (S)	8.750	12-15-18	2,215,000	2,248,225

Metals & Mining 1.8%

Allegheny Technologies, Inc.	5.950	01-15-21	965,000	1,005,404

Allegheny Technologies, Inc.	9.375	06-01-19	5,025,000	6,207,367

AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,845,000	2,980,138

ArcelorMittal	10.350	06-01-19	1,695,000	2,139,938

Barrick Gold Corp.	4.100	05-01-23	2,335,000	2,104,255

Commercial Metals Company	7.350	08-15-18	1,570,000	1,789,800

Edgen Murray Corp. (S)	8.750	11-01-20	1,810,000	2,095,075

Gerdau Trade, Inc. (S)	4.750	04-15-23	1,550,000	1,433,750

JMC Steel Group (S)	8.250	03-15-18	1,025,000	1,019,875

MMC Finance, Ltd. (S)	5.550	10-28-20	1,515,000	1,511,213

Rain CII Carbon LLC (S)	8.000	12-01-18	2,070,000	2,142,450

SunCoke Energy, Inc.	7.625	08-01-19	1,606,000	1,730,465

See notes to financial statements	Semiannual report | Bond Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Metals & Mining (continued)

Thompson Creek Metals Company, Inc.	7.375	06-01-18	2,005,000	$1,749,363

Vedanta Resources PLC (S)	7.125	05-31-23	1,950,000	1,796,438

Walter Energy, Inc.	9.875	12-15-20	1,445,000	1,278,825

Xstrata Finance Canada, Ltd. (S)	4.250	10-25-22	1,475,000	1,408,926
Paper & Forest Products 0.3%

Georgia-Pacific LLC	7.250	06-01-28	900,000	1,107,394

International Paper Company	9.375	05-15-19	1,950,000	2,588,615

Neenah Paper, Inc. (S)	5.250	05-15-21	980,000	953,050

Telecommunication Services 3.8%				67,788,835

Diversified Telecommunication Services 2.6%

American Tower Corp.	3.400	02-15-19	1,580,000	1,603,133

American Tower Corp.	4.700	03-15-22	2,210,000	2,225,492

CenturyLink, Inc.	5.625	04-01-20	950,000	966,625

CenturyLink, Inc.	5.800	03-15-22	2,915,000	2,878,563

CenturyLink, Inc.	6.450	06-15-21	1,880,000	1,959,900

CenturyLink, Inc.	7.600	09-15-39	1,645,000	1,488,725

Crown Castle Towers LLC (S)	4.883	08-15-20	3,275,000	3,479,167

Crown Castle Towers LLC (S)	6.113	01-15-20	2,924,000	3,287,977

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	3,440,000	3,401,582

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,625,000	3,909,055

Oi SA (S)	9.750	09-15-16	BRL 3,440,000	1,318,968

PAETEC Holding Corp.	9.875	12-01-18	2,119,000	2,367,983

T-Mobile USA, Inc.	6.125	01-15-22	970,000	988,188

Telecom Italia Capital SA	6.999	06-04-18	2,130,000	2,354,489

Telecom Italia Capital SA	7.200	07-18-36	1,790,000	1,650,607

Telefonica Emisiones SAU	6.421	06-20-16	4,270,000	4,770,145

Verizon Communications, Inc.	4.500	09-15-20	3,130,000	3,360,512

Verizon Communications, Inc.	6.550	09-15-43	3,220,000	3,662,689

Wireless Telecommunication Services 1.2%

Clearwire Communications LLC (S)	12.000	12-01-15	1,805,000	1,859,150

Digicel Group, Ltd. (S)	8.250	09-30-20	2,455,000	2,565,475

ENTEL Chile SA (S)	4.875	10-30-24	1,775,000	1,738,005

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	1,200,000	1,248,000

Millicom International Cellular SA (S)	4.750	05-22-20	1,485,000	1,418,175

Millicom International Cellular SA (S)	6.625	10-15-21	2,015,000	2,055,300

SBA Tower Trust (S)	2.933	12-15-17	2,220,000	2,229,544

SBA Tower Trust (S)	3.598	04-15-18	2,545,000	2,511,627

SBA Tower Trust (S)	5.101	04-17-17	2,090,000	2,257,259

SoftBank Corp. (S)	4.500	04-15-20	2,800,000	2,782,500

Verizon New York, Inc.	7.000	12-01-33	1,450,000	1,450,000

Utilities 2.1%				38,588,887

Electric Utilities 1.2%

Beaver Valley II Funding Corp.	9.000	06-01-17	566,000	570,989

BVPS II Funding Corp.	8.890	06-01-17	1,172,000	1,241,191

DPL, Inc.	7.250	10-15-21	2,975,000	3,034,500

Electricite de France SA (5.250% to 1-29-23,
then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	1,330,000	1,314,040

20	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Electric Utilities (continued)

Israel Electric Corp., Ltd. (S)	5.625	06-21-18	2,790,000	$2,935,892

Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,415,000	1,504,635

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,720,000	3,025,353

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	1,355,000	1,388,875

PNPP II Funding Corp.	9.120	05-30-16	426,000	446,825

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%)	6.700	03-30-67	2,860,000	2,885,025

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)	6.250	02-01-22	1,710,000	1,769,850

W3A Funding Corp.	8.090	01-02-17	1,206,010	1,206,229

Gas Utilities 0.0%

LBC Tank Terminals Holding Netherlands BV (S)	6.875	05-15-23	755,000	790,863

Independent Power Producers & Energy Traders 0.3%

AES Corp.	4.875	05-15-23	555,000	523,088

Calpine Corp. (S)	6.000	01-15-22	745,000	765,488

NRG Energy, Inc.	7.625	01-15-18	2,460,000	2,804,400

NRG Energy, Inc.	8.250	09-01-20	1,910,000	2,124,875

Multi-Utilities 0.6%

CMS Energy Corp.	5.050	03-15-22	3,889,000	4,249,775

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	3,915,000	3,949,256

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	2,010,000	2,057,738

U.S. Government & Agency Obligations 21.7%			$391,317,020

(Cost $394,813,404)

U.S. Government 7.3%				131,412,532

U.S. Treasury
Bond	3.625	08-15-43	33,090,000	31,973,213
Note	1.000	06-30-19	14,525,000	14,042,726
Note	1.250	10-31-18	7,140,000	7,108,763
Note	1.375	09-30-18	14,085,000	14,126,818
Note	2.750	11-15-23	64,141,000	64,161,012

U.S. Government Agency 14.4%				259,904,488

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	7,391,822	7,120,115
30 Yr Pass Thru	3.500	05-01-42	5,188,694	5,230,852
30 Yr Pass Thru	3.500	06-01-42	12,626,358	12,728,948
30 Yr Pass Thru	4.500	11-01-39	8,368,125	8,922,840
30 Yr Pass Thru	5.000	04-01-41	4,025,441	4,352,036
30 Yr Pass Thru	6.500	09-01-39	2,621,710	2,912,700

Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	8,781,815	9,065,852
15 Yr Pass Thru	3.500	02-01-26	1,374,211	1,450,008
15 Yr Pass Thru	3.500	03-01-26	11,187,974	11,805,060
15 Yr Pass Thru	4.000	12-01-24	7,186,525	7,703,057
30 Yr Pass Thru	3.000	10-01-42	8,116,099	7,843,132
30 Yr Pass Thru	3.000	12-01-42	4,202,766	4,061,415
30 Yr Pass Thru	3.000	01-01-43	3,009,086	2,907,882
30 Yr Pass Thru	3.000	03-01-43	2,118,712	2,050,102

See notes to financial statements	Semiannual report | Bond Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-43	2,767,040	$2,677,435
30 Yr Pass Thru	3.500	06-01-42	6,707,679	6,775,804
30 Yr Pass Thru	3.500	08-01-42	11,673,804	11,792,365
30 Yr Pass Thru	4.000	11-01-40	2,633,494	2,755,602
30 Yr Pass Thru	4.000	09-01-41	14,523,716	15,198,744
30 Yr Pass Thru	4.000	10-01-41	4,072,922	4,257,954
30 Yr Pass Thru	4.500	02-01-41	15,709,524	16,772,371
30 Yr Pass Thru	4.500	06-01-41	16,578,445	17,744,115
30 Yr Pass Thru	4.500	07-01-41	7,258,554	7,768,921
30 Yr Pass Thru	5.000	09-01-40	10,196,324	11,082,130
30 Yr Pass Thru	5.000	09-01-40	10,046,080	11,019,294
30 Yr Pass Thru	5.000	02-01-41	7,565,838	8,327,151
30 Yr Pass Thru	5.000	03-01-41	8,461,168	9,296,708
30 Yr Pass Thru	5.000	04-01-41	15,350,339	16,711,463
30 Yr Pass Thru	5.500	05-01-35	4,093,800	4,491,026
30 Yr Pass Thru	5.500	04-01-36	1,098,691	1,201,522
30 Yr Pass Thru	5.500	05-01-36	4,901,735	5,363,570
30 Yr Pass Thru	5.500	01-01-39	4,030,342	4,422,040
30 Yr Pass Thru	6.000	02-01-37	1,127,004	1,233,620
30 Yr Pass Thru	6.000	07-01-38	4,356,038	4,797,282
30 Yr Pass Thru	6.500	01-01-39	5,392,715	5,991,672
30 Yr Pass Thru	6.500	06-01-39	1,852,256	2,069,700

Foreign Government Obligations 0.2%				$3,320,000

(Cost $3,199,741)

Argentina 0.2%				3,320,000

City of Buenos Aires (S)	9.950	03-01-17	3,320,000	3,320,000

Convertible Bonds 0.1%				$1,228,769

(Cost $702,974)

Consumer Discretionary 0.1%				1,228,769

Media 0.1%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	586,000	1,228,769

Term Loans (M) 1.0%				$17,632,911

(Cost $17,513,950)

Consumer Discretionary 0.1%				1,888,435

Auto Components 0.0%

Tower Automotive Holdings USA LLC	4.750	04-23-20	472,628	476,161

Distributors 0.0%

Hudson’s Bay Company	8.250	11-04-21	200,000	204,400

Hotels, Restaurants & Leisure 0.1%

CCM Merger, Inc.	5.000	03-01-17	660,325	663,834

Specialty Retail 0.0%

Toys R Us Property Company I LLC	6.000	08-21-19	560,000	544,040

22	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Consumer Staples 0.1%				$2,460,836

Household Products 0.1%

The Sun Products Corp.	5.500	03-23-20	2,628,396	2,460,836

Energy 0.1%				1,543,069

Oil, Gas & Consumable Fuels 0.1%

Templar Energy LLC (T)	TBD	11-25-20	1,545,000	1,543,069

Financials 0.1%				2,462,149

Capital Markets 0.1%

Walter Investment Management Corp.	5.750	11-28-17	1,901,203	1,914,511

Real Estate Investment Trusts 0.0%

iStar Financial, Inc.	4.500	10-16-17	545,082	547,638

Industrials 0.3%				5,556,445

Aerospace & Defense 0.1%

WP CPP Holdings LLC	4.750	12-27-19	992,500	992,500

Air Freight & Logistics 0.1%

Syncreon Holdings, Ltd.	5.250	10-28-20	3,000,000	2,970,000

Airlines 0.1%

Delta Air Lines, Inc.	4.000	10-18-18	1,588,000	1,593,945

Information Technology 0.0%				453,563

Software 0.0%

BMC Software Finance, Inc.	5.000	09-10-20	450,000	453,563

Materials 0.1%				1,448,573

Metals & Mining 0.1%

FMG Resources August 2006 Pty, Ltd.	4.250	06-28-19	1,435,500	1,448,573

Telecommunication Services 0.0%				497,904

Wireless Telecommunication Services 0.0%

Cricket Communications, Inc.	4.750	10-10-19	496,250	497,904

Utilities 0.1%				1,321,937

Electric Utilities 0.1%

La Frontera Generation LLC	4.500	09-30-20	1,311,283	1,321,937

Capital Preferred Securities 1.4%				$24,892,376

(Cost $24,662,123)

Financials 1.4%				24,892,376

Capital Markets 0.2%

State Street Capital Trust IV (P)	1.254	06-15-37	4,580,000	3,533,470

Commercial Banks 0.5%

Allfirst Preferred Capital Trust (P)	1.744	07-15-29	1,305,000	1,070,100

Fifth Third Capital Trust IV (6.500% to 4-15-17,
then 3 month LIBOR + 1.368%)	6.500	04-15-37	5,175,000	5,168,531

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	1,200,000	1,257,000

Sovereign Capital Trust VI	7.908	06-13-36	2,115,000	2,199,600

See notes to financial statements	Semiannual report | Bond Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Insurance 0.7%

MetLife Capital Trust IV (7.875% to 12-15-32,
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	960,000	$1,096,800

MetLife Capital Trust X (9.250% to 4-8-33,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	2,050,000	2,624,000

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	5,885,000	6,326,375

ZFS Finance USA Trust V (6.500% to 5-9-17,
then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37	1,525,000	1,616,500

Collateralized Mortgage Obligations 17.0%			$305,382,564

(Cost $296,337,969)

Commercial & Residential 13.1%				234,754,024

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.023	12-25-46	21,641,422	1,511,725

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.386	06-25-45	4,279,862	3,961,440

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	4,285,000	4,831,625

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.958	05-10-45	3,615,000	4,001,425
Series 2006-4, Class AM	5.675	07-10-46	5,350,000	5,890,976
Series 2006-3, Class A4 (P)	5.889	07-10-44	3,935,000	4,296,693

Banc of America Re-Remic Trust
Series 2013-DSNY, Class E (P)(S)	2.767	09-15-26	2,300,000	2,306,569

Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.600	03-25-35	3,388,319	3,411,604
Series 2005-5, Class A2 (P)	2.250	08-25-35	3,710,974	3,714,009

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.866	01-25-35	5,552,927	5,393,164
Series 2005-5, Class 1A4 (P)	0.726	07-25-35	3,158,257	2,957,938
Series 2005-7, Class 11A1 (P)	0.706	08-25-35	5,000,482	4,576,616

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10-25-34	2,387,403	2,394,327

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.392	07-15-44	1,230,000	1,258,732

Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	6.078	07-10-46	3,280,000	3,459,537
Series 2012-CR2, Class XA IO	2.107	08-15-45	19,793,838	2,237,297
Series 2012-CR5, Class XA IO	2.075	12-10-45	28,164,989	3,024,159
Series 2012-LC4, Class B (P)	4.934	12-10-44	1,955,000	2,071,238
Series 2012-LC4, Class C (P)	5.823	12-10-44	4,110,000	4,408,090
Series 2013-300P, Class D (P)(S)	4.540	08-10-30	4,315,000	4,015,733
Series 2013-CR11, Class B (P)	5.333	10-10-46	3,835,000	4,030,435
Series 2013-LC13, Class B (P)(S)	5.009	08-10-46	3,565,000	3,705,917

Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 2AR1 (P)	0.706	06-25-34	3,962,408	3,639,582

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.309	12-05-31	3,615,000	3,557,352
Series 2013-ESHM, Class M (S)	7.625	12-05-19	2,900,000	2,938,434

Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05-05-27	1,555,000	1,591,213
Series 2012-FBLU, Class D (S)	5.007	05-05-27	2,750,000	2,831,345

24	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.325	08-19-34	2,625,292	$2,549,676

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.018	07-10-38	3,325,000	3,648,257

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.769	11-08-29	3,685,000	3,675,939

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.656	09-25-35	4,096,545	4,035,568
Series 2004-9, Class B1 (P)	3.113	08-25-34	1,593,300	954,148
Series 2006-AR1, Class 3A1 (P)	2.936	01-25-36	2,453,097	2,125,626

HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.106	08-19-45	9,556,323	506,237
Series 2005-9, Class 2A1C (P)	0.618	06-20-35	4,963,010	4,817,008
Series 2005-8, Class 1X IO	2.194	09-19-35	12,022,670	809,907
Series 2007-3, Class ES IO (S)	0.350	05-19-47	60,053,127	638,064
Series 2007-4, Class ES IO	0.350	07-19-47	64,425,718	684,523
Series 2007-6, Class ES IO (S)	0.342	08-19-37	50,093,560	532,244

Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.919	11-05-30	3,360,000	3,366,581
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	1,622,000	1,638,415

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.035	10-25-36	24,538,285	1,567,390
Series 2005-AR18, Class 2X IO	1.672	10-25-36	38,480,077	1,338,437

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.056	04-15-45	4,195,000	4,646,193
Series 2007-LD12, Class AM (P)	6.192	02-15-51	5,600,000	6,243,104
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	6,175,000	6,357,082
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	20,100,000	2,082,340
Series 2012-PHH, Class D (P)(S)	3.435	10-15-25	1,575,000	1,585,045
Series 2013-INMZ, Class M (P)(S)	6.145	09-15-18	3,490,000	3,511,381
Series 2013-JWRZ, Class D (P)(S)	3.158	04-15-30	3,095,000	3,080,110

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	6,124,000	6,774,148

MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.266	11-25-34	3,370,000	3,132,648

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.157	12-25-34	3,535,461	3,518,976
Series 2007-3, Class M1 (P)	3.214	09-25-37	1,024,890	559,326
Series 2007-3, Class M2 (P)	3.214	09-25-37	345,193	39,566
Series 2007-3, Class M3 (P)	3.214	09-25-37	99,377	1,746

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.328	02-15-46	2,403,000	2,282,182

Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11-12-41	3,500,000	3,863,927

Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.786	08-25-34	5,157,971	5,043,134

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.496	05-25-35	3,157,345	2,929,852

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	5,845,000	5,836,063

Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.357	12-25-45	23,878,238	1,025,210

Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	1,520,000	1,503,883

See notes to financial statements	Semiannual report | Bond Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.773	03-25-44	3,185,437	$3,073,650

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	2,220,000	2,318,439
Series 2012-C1, Class C (P)(S)	5.720	05-10-45	1,580,000	1,675,100

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.955	05-10-63	27,575,213	2,507,883

VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03-20-26	2,926,088	2,943,747

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	1,810,000	1,982,743

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.470	10-25-45	104,609,255	4,306,962
Series 2005-AR19, Class A1A2 (P)	0.456	12-25-45	4,622,275	4,129,153
Series 2005-AR2, Class 2A1B (P)	0.536	01-25-45	1,725,184	1,551,865
Series 2005-AR2, Class 2A3 (P)	0.516	01-25-45	2,603,777	2,346,029
Series 2005-AR8, Class 2AB2 (P)	0.586	07-25-45	4,587,659	4,273,202

Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B (P)(S)	2.800	03-18-28	6,210,000	5,744,796
Series 2013-BTC, Class E (P)(S)	3.668	04-16-35	2,850,000	2,198,752

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.418	11-15-45	30,263,272	3,801,581
Series 2013-C15, Class B (P)	4.636	08-15-46	1,072,000	1,084,479
Series 2013-C16, Class B (P)	5.152	09-15-46	1,800,000	1,894,532

U.S. Government Agency 3.9%				70,628,540

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	11,407,081	2,253,016
Series 3794, Class PI IO	4.500	02-15-38	2,237,994	251,954
Series 3908, Class PA	4.000	06-15-39	2,462,169	2,602,141
Series 4060, Class HC	3.000	03-15-41	5,839,969	6,106,704
Series 4065, Class QA	3.000	08-15-41	4,126,544	4,251,797
Series 4068, Class AP	3.500	06-15-40	6,305,943	6,610,804
Series 4077, Class IK IO	5.000	07-15-42	5,140,850	1,191,446
Series 4136, Class IH IO	3.500	09-15-27	16,812,951	2,436,842
Series K017, Class X1 IO	1.595	12-25-21	14,840,532	1,314,396
Series K018, Class X1 IO	1.602	01-25-22	19,814,825	1,769,702
Series K021, Class X1 IO	1.645	06-25-22	4,686,820	469,896
Series K022, Class X1 IO	1.431	07-25-22	36,518,813	3,140,545
Series K708, Class X1 IO	1.642	01-25-19	30,678,305	2,065,049
Series K709, Class X1 IO	1.675	03-25-19	17,320,500	1,207,083
Series K710, Class X1 IO	1.913	05-25-19	14,041,303	1,153,142
Series K711, Class X1 IO	1.832	07-25-19	49,818,676	3,996,703

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	2,539,463	409,753
Series 2009-78, Class IB IO	5.000	06-25-39	3,285,532	411,104
Series 2012-118, Class IB IO	3.500	11-25-42	8,274,239	1,896,050
Series 2012-137, Class QI IO	3.000	12-25-27	17,089,405	2,536,787
Series 2012-137, Class WI IO	3.500	12-25-32	12,208,047	2,542,312
Series 2012-19, Class JA	3.500	03-25-41	8,056,175	8,392,126
Series 2012-67, Class KG	3.500	02-25-41	1,925,418	2,001,635
Series 402, Class 3 IO	4.000	11-25-39	1,840,752	359,792
Series 402, Class 4 IO	4.000	10-25-39	2,893,807	512,063
Series 402, Class 7 IO	4.500	11-25-39	2,835,756	528,817
Series 407, Class 15 IO	5.000	01-25-40	3,287,801	571,894
Series 407, Class 21 IO	5.000	01-25-39	1,742,882	321,159
Series 407, Class 7 IO	5.000	03-25-41	2,647,507	525,046

26	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 407, Class 8 IO	5.000	03-25-41	1,313,811	$244,222
Series 407, Class C6 IO	5.500	01-25-40	6,693,963	1,265,561

Government National Mortgage Association
Series 2012-114, Class IO	1.031	01-16-53	11,446,748	1,070,981
Series 2013-42, Class IA IO	3.500	03-20-43	16,812,906	2,710,585
Series 2013-42, Class YI IO	3.500	03-20-43	21,924,964	3,507,433

Asset Backed Securities 5.9%			$106,251,433

(Cost $102,863,630)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.296	10-25-36	1,928,681	902,844
Series 2006-ASP5, Class A2C (P)	0.346	10-25-36	1,618,621	759,604
Series 2006-ASP5, Class A2D (P)	0.426	10-25-36	3,104,968	1,472,705

ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.616	05-25-35	2,419,980	2,282,218

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.886	09-25-34	1,636,296	1,602,498
Series 2005-4, Class M1 (P)	0.616	10-25-35	4,810,000	3,978,062

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.636	05-25-35	2,840,000	2,583,704

Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.246	01-25-34	1,648,594	1,580,949
Series 2004-W6, Class M1 (P)	0.716	05-25-34	1,878,086	1,832,122
Series 2006-M2, Class A2C (P)	0.316	09-25-36	8,450,585	3,371,775

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.586	03-25-35	2,630,560	2,494,618

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.406	07-25-36	3,889,336	3,558,991

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.923	06-25-37	1,817,743	1,834,226

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	7,121,188	7,241,877

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	135,770	133,935

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110	02-25-35	3,010,955	3,150,772

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.826	04-25-36	2,944,159	2,844,128

CSMC Trust
Series 2006-CF2, Class M1 (P)(S)	0.636	05-25-36	3,245,000	3,126,214

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	6,227,131	6,742,850

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.626	11-25-35	3,350,000	3,074,195

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.931	06-25-35	2,500,000	2,387,873

GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.436	10-25-35	4,922,114	4,558,788

GSAA Trust
Series 2005-10, Class M3 (P)	0.716	06-25-35	4,265,000	3,992,270

GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.346	02-25-36	2,175,758	2,037,064

See notes to financial statements	Semiannual report | Bond Fund	27

		Maturity
	Rate (%)	date	Par value^	Value
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.636	12-25-35	1,810,000	$1,755,952

Home Equity Mortgage Loan
Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.536	10-25-35	3,212,500	3,014,960

MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.866	08-25-37	947,638	930,966

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.916	09-25-35	2,074,762	1,922,669

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.316	06-25-36	2,543,689	1,661,293

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.616	03-25-35	3,195,000	3,056,749

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.586	03-25-35	2,355,000	2,197,312

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (P)	4.934	08-25-35	2,680,000	2,587,494

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,632,010	2,823,988

Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.346	05-25-36	1,346,888	1,234,970

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.466	12-25-36	6,930,000	6,500,354

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	2,511,547	2,527,244
Series 2012-2A, Class B (S)	4.500	01-20-25	4,529,116	4,531,969
Series 2012-3A, Class A (S)	2.500	03-20-25	1,965,622	1,965,386
Series 2012-3A, Class B (S)	4.500	03-20-25	580,131	580,404
Series 2013-1A, Class B (S)	3.750	08-20-25	1,431,546	1,415,441

			Shares	Value

Preferred Securities 1.2%				$22,036,291

(Cost $21,476,274)

Consumer Staples 0.1%				2,043,094

Food & Staples Retailing 0.1%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			23,250	2,043,094

Financials 0.9%				16,218,721

Capital Markets 0.1%

The Goldman Sachs Group, Inc., 5.500%			85,725	1,947,672

Commercial Banks 0.6%

FNB Corp., 7.250%			61,350	1,602,769

PNC Financial Services Group, Inc. (6.125% to
5-1-22, then 3 month LIBOR + 4.067%)			106,775	2,731,305

Regions Financial Corp., 6.375%			102,790	2,289,133

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%)			85,150	2,328,001

Wells Fargo & Company, Series L, 7.500%			1,342	1,511,428

Consumer Finance 0.1%

Discover Financial Services, 6.500%			60,000	1,399,800

28	Bond Fund | Semiannual report	See notes to financial statements

	Shares	Value
Diversified Financial Services 0.1%

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)	65,230	$1,750,773

Real Estate Investment Trusts 0.0%

Weyerhaeuser Company, 6.375%	12,000	657,840

Industrials 0.2%		3,348,761

Aerospace & Defense 0.1%

United Technologies Corp., 7.500%	31,265	2,043,480

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%	27,300	1,305,281

Materials 0.0%		425,715

Metals & Mining 0.0%

ArcelorMittal, 6.000%	16,860	425,715

	Par value	Value

Short-Term Investments 1.3%		$24,377,000

(Cost $24,377,000)

Repurchase Agreement 1.3%		24,377,000

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070%
to be repurchased at $24,377,142 on 12-2-13, collateralized by
$25,235,800 U.S. Treasury Note, 0.750% due 3-31-18 (valued at
$24,864,739, including interest)	24,377,000	24,377,000

Total investments (Cost $1,745,699,820)† 98.8%	$1,778,031,671

Other assets and liabilities, net 1.2%		$21,242,413

Total net assets 100.0%	$1,799,274,084

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund.

^ All par values are denominated in U.S. Dollars unless otherwise indicated.

BRL Brazilian Real

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

USGG U.S. Generic Government Yield Index

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $462,811,861 or 25.7% of the fund’s net assets as of 11-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,750,943,670. Net unrealized appreciation aggregated $27,088,001, of which $57,498,681 related to appreciated investment securities and $30,410,680 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Bond Fund	29

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,745,699,820)	$1,778,031,671
Cash	10,051,804
Cash held at broker for futures contracts	2,174,577
Receivable for investments sold	6,580,454
Receivable for fund shares sold	5,788,379
Dividends and interest receivable	18,765,649
Receivable for futures variation margin	47,375
Other receivables and prepaid expenses	172,690

Total assets	1,821,612,599

Liabilities

Payable for investments purchased	17,247,960
Payable for fund shares repurchased	3,994,942
Distributions payable	565,301
Payable to affiliates
Accounting and legal services fees	34,843
Transfer agent fees	193,162
Distribution and service fees	131,292
Trustees’ fees	56,633
Other liabilities and accrued expenses	114,382

Total liabilities	22,338,515

Net assets	$1,799,274,084

Net assets consist of

Paid-in capital	$1,773,258,548
Accumulated distributions in excess of net investment income	(440,677)
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(6,157,308)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	32,613,521

Net assets	$1,799,274,084

30	Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,333,217,388 ÷ 83,777,734 shares)[1]	$15.91
Class B ($35,034,521 ÷ 2,201,712 shares)[1]	$15.91
Class C ($157,632,042 ÷ 9,904,737 shares)[1]	$15.91
Class I ($228,513,847 ÷ 14,357,971 shares)	$15.92
Class R2 ($4,969,918 ÷ 312,163 shares)	$15.92
Class R6 ($39,906,368 ÷ 2,505,141 shares)	$15.93

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$16.66

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Bond Fund	31

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-13 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$42,525,155
Dividends	738,648

Total investment income	43,263,803

Expenses

Investment management fees	4,313,177
Distribution and service fees	3,100,226
Accounting and legal services fees	187,004
Transfer agent fees	1,296,341
Trustees’ fees	40,836
State registration fees	96,315
Printing and postage	77,226
Professional fees	67,627
Custodian fees	96,436
Registration and filing fees	32,014
Other	28,334

Total expenses	9,335,536
Less expense reductions	(509,570)

Net expenses	8,825,966

Net investment income	34,437,837

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(7,316,368)
Futures contracts	(2,694,743)
Foreign currency transactions	(18,361)
(10,029,472)
Change in net unrealized appreciation (depreciation) of
Investments	(41,123,485)
Futures contracts	768,636
Translation of assets and liabilities in foreign currencies	4,953
(40,349,896)
Net realized and unrealized loss	(50,379,368)

Decrease in net assets from operations	($15,941,531)

32	Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13
Increase (decrease) in net assets

From operations
Net investment income	$34,437,837	$63,004,435
Net realized gain (loss)	(10,029,472)	19,349,371
Change in net unrealized appreciation (depreciation)	(40,349,896)	33,911,782

Increase (decrease) in net assets resulting from operations	(15,941,531)	116,265,588

Distributions to shareholders
From net investment income
Class A	(28,838,751)	(53,420,052)
Class B	(688,025)	(1,524,202)
Class C	(3,066,223)	(5,484,474)
Class I	(5,238,304)	(9,174,395)
Class R2	(78,132)	(22,100)
Class R6	(771,046)	(110,196)
From net realized gain
Class A	—	(2,677,938)
Class B	—	(92,529)
Class C	—	(331,835)
Class I	—	(432,679)
Class R2	—	(228)
Class R6	—	(5,437)

Total distributions	(38,680,481)	(73,276,065)

From fund share transactions	(100,080,037)	572,779,681

Total increase (decrease)	(154,702,049)	615,769,204

Net assets

Beginning of period	1,953,976,133	1,338,206,929

End of period	$1,799,274,084	$1,953,976,133

Undistributed (accumulated distributions in excess of) net
investment income	($440,677)	$3,801,967

See notes to financial statements	Semiannual report | Bond Fund	33

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$16.37	$15.86	$15.86	$15.00	$12.96	$14.31
Net investment income[2]	0.30	0.63	0.72	0.81	0.97	0.87
Net realized and unrealized gain (loss)
on investments	(0.42)	0.61	0.08	0.92	2.05	(1.34)
Total from investment operations	(0.12)	1.24	0.80	1.73	3.02	(0.47)
Less distributions
From net investment income	(0.34)	(0.70)	(0.79)	(0.87)	(0.98)	(0.88)
From net realized gain	—	(0.03)	(0.01)	—	—	—
Total distributions	(0.34)	(0.73)	(0.80)	(0.87)	(0.98)	(0.88)
Net asset value, end of period	$15.91	$16.37	$15.86	$15.86	$15.00	$12.96
Total return (%)[3,4]	(0.71)[5]	7.93	5.21	11.78	23.83	(3.02)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,333	$1,434	$1,061	$912	$819	$686
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	1.03	1.06	1.05	1.08	1.16[7]
Expenses net of fee waivers and credits	0.93[6]	0.98	1.02	1.05	1.07	1.16[7]
Net investment income	3.79[6]	3.84	4.63	5.24	6.71	6.71
Portfolio turnover (%)	42	72	76	73	88	90

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

34	Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$16.37	$15.86	$15.86	$15.00	$12.95	$14.31
Net investment income[2]	0.25	0.51	0.61	0.70	0.86	0.77
Net realized and unrealized gain (loss)
on investments	(0.43)	0.61	0.08	0.92	2.07	(1.34)
Total from investment operations	(0.18)	1.12	0.69	1.62	2.93	(0.57)
Less distributions
From net investment income	(0.28)	(0.58)	(0.68)	(0.76)	(0.88)	(0.79)
From net realized gain	—	(0.03)	(0.01)	—	—	—
Total distributions	(0.28)	(0.61)	(0.69)	(0.76)	(0.88)	(0.79)
Net asset value, end of period	$15.91	$16.37	$15.86	$15.86	$15.00	$12.95
Total return (%)[3,4]	(1.06)[5]	7.18	4.48	11.00	23.05	(3.77)

Ratios and supplemental data

Net assets, end of period (in millions)	$35	$44	$37	$28	$25	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[6]	1.73	1.76	1.75	1.78	1.86[7]
Expenses net of fee waivers and credits	1.63[6]	1.68	1.72	1.75	1.77	1.86[7]
Net investment income	3.09[6]	3.15	3.92	4.53	6.01	5.96
Portfolio turnover (%)	42	72	76	73	88	90

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$16.37	$15.87	$15.86	$15.00	$12.96	$14.31
Net investment income[2]	0.25	0.51	0.61	0.70	0.86	0.78
Net realized and unrealized gain (loss)
on investments	(0.43)	0.60	0.09	0.92	2.06	(1.34)
Total from investment operations	(0.18)	1.11	0.70	1.62	2.92	(0.56)
Less distributions
From net investment income	(0.28)	(0.58)	(0.68)	(0.76)	(0.88)	(0.79)
From net realized gain	—	(0.03)	(0.01)	—	—	—
Total distributions	(0.28)	(0.61)	(0.69)	(0.76)	(0.88)	(0.79)
Net asset value, end of period	$15.91	$16.37	$15.87	$15.86	$15.00	$12.96
Total return (%)[3,4]	(1.06)[5]	7.11	4.55	11.00	22.98	(3.70)

Ratios and supplemental data

Net assets, end of period (in millions)	$158	$195	$116	$71	$40	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[6]	1.72	1.77	1.75	1.78	1.86[7]
Expenses net of fee waivers and credits	1.63[6]	1.67	1.72	1.75	1.77	1.86[7]
Net investment income	3.08[6]	3.12	3.91	4.50	5.98	6.02
Portfolio turnover (%)	42	72	76	73	88	90

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Bond Fund	35

CLASS I SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$16.37	$15.87	$15.86	$14.99	$12.96	$14.31
Net investment income[2]	0.33	0.68	0.78	0.88	1.03	0.93
Net realized and unrealized gain (loss)
on investments	(0.41)	0.61	0.09	0.92	2.05	(1.35)
Total from investment operations	(0.08)	1.29	0.87	1.80	3.08	(0.42)
Less distributions
From net investment income	(0.37)	(0.76)	(0.85)	(0.93)	(1.05)	(0.93)
From net realized gain	—	(0.03)	(0.01)	—	—	—
Total distributions	(0.37)	(0.79)	(0.86)	(0.93)	(1.05)	(0.93)
Net asset value, end of period	$15.92	$16.37	$15.87	$15.86	$14.99	$12.96
Total return (%)[3]	(0.49)[4]	8.27	5.70	12.33	24.31	(2.60)

Ratios and supplemental data

Net assets, end of period (in millions)	$229	$277	$123	$74	$30	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[5]	0.65	0.67	0.62	0.63	0.70[6]
Expenses net of fee waivers and credits	0.60[5]	0.60	0.62	0.62	0.63	0.70[6]
Net investment income	4.10[5]	4.19	4.99	5.64	7.13	7.22
Portfolio turnover (%)	42	72	76	73	88	90

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$16.38	$15.87	$15.80
Net investment income[3]	0.30	0.62	0.17
Net realized and unrealized gain (loss) on investments	(0.42)	0.64	0.09
Total from investment operations	(0.12)	1.26	0.26
Less distributions
From net investment income	(0.34)	(0.72)	(0.19)
From net realized gain	—	(0.03)	—
Total distributions	(0.34)	(0.75)	(0.19)
Net asset value, end of period	$15.92	$16.38	$15.87
Total return (%)[4]	(0.69)[5]	8.09	1.68[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$2	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[7]	1.03	0.86[7]
Expenses net of fee waivers	0.98[7]	0.98	0.80[7]
Net investment income	3.81[7]	3.88	4.28[7]
Portfolio turnover (%)	42	72	76[8]

1 Six months ended 11-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

36	Bond Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$16.38	$15.87	$15.55
Net investment income[3]	0.34	0.70	0.57
Net realized and unrealized gain (loss) on investments	(0.42)	0.61	0.40
Total from investment operations	(0.08)	1.31	0.97
Less distributions
From net investment income	(0.37)	(0.77)	(0.64)
From net realized gain	—	(0.03)	(0.01)
Total distributions	(0.37)	(0.80)	(0.65)
Net asset value, end of period	$15.93	$16.38	$15.87
Total return (%)[4]	(0.43)[5]	8.42	6.38[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[6]	0.57	0.63[6]
Expenses net of fee waivers	0.51[6]	0.52	0.57[6]
Net investment income	4.26[6]	4.30	5.04[6]
Portfolio turnover (%)	42	72	76[7]

1 Six months ended 11-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Semiannual report | Bond Fund	37

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

38	Bond Fund | Semiannual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$881,593,307	—	$881,435,095	$158,212
U.S. Government & Agency
Obligations	391,317,020	—	391,317,020	—
Foreign Government
Obligations	3,320,000	—	3,320,000	—
Convertible Bonds	1,228,769	—	1,228,769	—
Term Loans	17,632,911	—	17,632,911	—
Capital Preferred Securities	24,892,376	—	24,892,376	—
Collateralized Mortgage
Obligations	305,382,564	—	303,527,733	1,854,831
Asset Backed Securities	106,251,433	—	104,835,992	1,415,441
Preferred Securities	22,036,291	$17,085,147	4,951,144	—
Short-Term Investments	24,377,000	—	24,377,000	—

Total Investments
in Securities	$1,778,031,671	$17,085,147	$1,757,518,040	$3,428,484
Other Financial Instruments
Futures	$286,324	$286,324	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Semiannual report | Bond Fund	39

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $919. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent

40	Bond Fund | Semiannual report

fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use

Semiannual report | Bond Fund	41

of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2013, the fund used futures contracts to manage duration of the fund. During the six months ended November 30, 2013, the fund held futures contracts with notional values ranging from $21.0 million to $56.4 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

OPEN	NUMBER OF		EXPIRATION			UNREALIZED
CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL BASIS	NOTIONAL VALUE	APPRECIATION

Ultra Long U.S.	379	Long	Mar 2014	$52,442,051	$52,728,375	$286,324
Treasury Bond Futures

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable	Future*	$286,324	—
for futures

* Reflects cumulative appreciation/depreciation of futures as disclosed herein. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized gain (loss)	($2,694,743)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Change in unrealized appreciation	$768,636
	(depreciation)

42	Bond Fund | Semiannual report

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor; serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the fund’s average daily net assets, (b) 0.475% of the next $500,000,000 of the fund’s average daily net assets, (c) 0.450% of the next $500,000,000 of the fund’s average daily net assets, (d) 0.450% of the next $500,000,000 of the fund’s average daily net assets, (e) 0.400% of the next $500,000,000 of the fund’s average daily net assets, and (f) 0.350% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds with the approval of the Board of Trustees. Accordingly, these expense reductions amounted to $37,897, $1,081, $4,818, $6,382, $103 and $937, for Class A, Class B, Class C, Class I, Class R2, and Class R6 shares, respectively, for the six months ended November 30, 2013.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares by 0.05% of the fund’s average daily net assets. These fee waivers and/or reimbursements expire on September 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these expense reductions amounted to $339,107, $9,688, $43,190, $57,154, $918, and $8,295, for Class A, Class B, Class C, Class I, Class R2, and Class R6 shares, respectively, for the six months ended November 30, 2013.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.57% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly, and short dividend

Semiannual report | Bond Fund	43

expense. The current expense limitation expires September 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that is appropriate under the circumstances at the time. For the six months ended November 30, 2013, there were no reductions related to this agreement.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.415% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,010,045 for the six months ended November 30, 2013. Of this amount, $253,141 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,700,935 was paid as sales commissions to broker-dealers and $55,969 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $2,928, $67,312, and $41,837 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

44	Bond Fund | Semiannual report

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$2,034,559	$1,003,960
Class B	193,559	28,714
Class C	863,468	128,113
Class I	—	131,124
Class R2	8,640	435
Class R6	—	3,995
Totals	$3,100,226	$1,296,341

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13			Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,348,404	$164,466,737	31,359,267	$513,399,559
Distributions reinvested	1,676,853	26,602,863	3,107,572	50,865,272
Repurchased	(15,850,675)	(251,748,355)	(13,717,065)	(224,729,109)

Net increase (decrease)	(3,825,418)	($60,678,755)	20,749,774	$339,535,722

Class B shares

Sold	46,788	$743,858	824,871	$13,396,156
Distributions reinvested	33,982	539,066	75,797	1,240,109
Repurchased	(540,831)	(8,576,851)	(552,113)	(9,033,346)

Net increase (decrease)	(460,061)	($7,293,927)	348,555	$5,602,919

Semiannual report | Bond Fund	45

	Six months ended 11-30-13			Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class C shares

Sold	1,117,962	$17,796,554	6,521,506	$106,789,726
Distributions reinvested	167,496	2,657,270	296,969	4,863,774
Repurchased	(3,294,720)	(52,255,767)	(2,220,013)	(36,367,597)

Net increase (decrease)	(2,009,262)	($31,801,943)	4,598,462	$75,285,903

Class I shares
Sold	4,452,511	$70,773,849	12,674,668	$207,444,253
Distributions reinvested	277,062	4,396,666	464,023	7,607,505
Repurchased	(7,270,709)	(115,709,067)	(3,978,496)	(65,248,968)

Net increase (decrease)	(2,541,136)	($40,538,552)	9,160,195	$149,802,790

Class R2 shares

Sold	243,738	$3,866,380	120,858	$1,989,037
Distributions reinvested	4,788	76,021	1,063	17,545
Repurchased	(62,427)	(989,012)	(2,186)	(36,129)

Net increase	186,099	$2,953,389	119,735	$1,970,453

Class R6 shares

Sold	2,345,432	$37,293,068	89,583	$1,469,475
Distributions reinvested	48,432	769,024	6,742	110,443
Repurchased	(48,871)	(782,341)	(60,952)	(998,024)

Net increase	2,344,993	$37,279,751	35,373	$581,894

Total net increase (decrease)	(6,304,785)	($100,080,037)	35,012,094	$572,779,681

Affiliates of the fund owned 2.0% and 0.3% of shares of beneficial interest of Class R2 and Class R6, respectively, on November 30, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $420,113,860 and $522,928,052, respectively, for the six months ended November 30, 2013. Purchases and sales of U.S. Treasury obligations aggregated to $333,357,056 and $337,135,049, respectively, for the six months ended November 30, 2013.

46	Bond Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Bond Fund	47

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	21SA 11/13
MF167888	1/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 24, 2014